SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10 SUBSEQUENT EVENTS

In October 2017, the Company agreed as part of a Supply and License Agreement to issue a warrant to acquire 1,000,000 shares of the Company’s common stock at $0.10 per share.  The warrants are vested immediately and have a five-year term.

Between October 1, 2017 and November 8, 2017, the Company sold 2,000,000 shares of common stock in a private offering to the CEO, who is considered to be an accredited investor (the “Fall 2017 Private Offering”), at a price of $0.05 per share, for gross proceeds of $100,000.

NOTE 14 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through the filing date of the Annual Report on Form 10-K, and determined to disclose the following events.

On February 2, 2017, the Board of Directors granted a total of 5,700,000 common stock options to officers, directors and other employees.

On February 28, 2017, the Company entered into separation and release agreements (Separation Agreements) with our former Chairman and CEO, Edwin Marshall, and our former Director of Operation, Dr. Jill Marshall. The Separation Agreements include principal payment schedules for promissory notes issued to these individuals and modify the terms of common stock option awards granted to them under the 2014 Equity Incentive Plan by increasing the exercise period of the grants from three weeks to three years following termination.

On March 1, 2017, the Company issued to its new chairman and interim CEO a stock award of 1,000,000 shares of common stock and is eligible to receive an additional 1,000,000 shares of common stock upon AsepticSure’s commercialization in the US market. Additionally, stock options granted to the Company’s new CEO Chairman and Interim CEO on February 26, 2014 shall vest as follows: 750,000 shares upon execution of this Agreement; and 250,000 shares upon completion of original commercial milestones as established in the original option grant agreement.